PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 96.1%
Australia 9.7%
APA Group	79,851	$626,233
Atlas Arteria Ltd.	205,381	969,924
Cleanaway Waste Management Ltd.	421,022	634,219
Spark Infrastructure Group	420,956	680,939
Transurban Group	74,927	740,500
		3,651,815
Brazil 1.1%
Rumo SA*	95,219	408,325
Canada 4.5%
Canadian National Railway Co.	3,962	387,016
Enbridge, Inc.	23,433	749,989
TC Energy Corp.	11,999	546,895
		1,683,900
China 0.8%
China Tower Corp. Ltd. (Class H Stock), 144A	1,546,472	280,945
Denmark 3.3%
Orsted A/S, 144A	8,857	1,256,935
France 7.0%
Eiffage SA*	11,964	1,039,930
Getlink SE*	15,405	230,529
Vinci SA	15,922	1,360,947
		2,631,406
Germany 5.3%
RWE AG	52,690	1,983,400
Italy 3.8%
Enel SpA	158,132	1,437,009
Spain 12.2%
Aena SME SA, 144A*	4,709	611,166
Cellnex Telecom SA, 144A	27,520	1,721,229
Ferrovial SA	39,018	946,446

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Iberdrola SA	101,154	$1,292,441
Iberdrola SA*	2,298	29,361
		4,600,643
United States 48.4%
Alliant Energy Corp.	11,265	606,620
American Electric Power Co., Inc.	9,849	855,681
American Tower Corp., REIT	3,630	948,846
Cheniere Energy, Inc.*	15,579	770,849
Crown Castle International Corp., REIT	4,463	743,982
Dominion Energy, Inc.	13,340	1,080,940
Edison International	12,614	702,221
Equinix, Inc., REIT	1,495	1,174,293
Equitrans Midstream Corp.	39,789	383,964
Essential Utilities, Inc.	18,674	846,866
Exelon Corp.	8,977	346,602
FirstEnergy Corp.	37,010	1,073,290
Kinder Morgan, Inc.	20,993	296,001
NextEra Energy, Inc.	7,750	2,175,425
Norfolk Southern Corp.	4,644	892,623
SBA Communications Corp., REIT	2,426	755,796
Sempra Energy	7,665	953,986
Union Pacific Corp.	7,233	1,253,841
Waste Connections, Inc.	9,289	950,915
Waste Management, Inc.	5,295	580,332
Williams Cos., Inc. (The)	42,199	807,267
		18,200,340

Total Common Stocks (cost $27,752,405)		36,134,718
Preferred Stock 2.1%
Canada
GFL Environmental, Inc., CVT, 6.000% (cost $690,621)	13,903	769,253

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Units	Value
Rights* 0.3%
Spain
Cellnex Telecom SA, expiring 08/07/20 (cost $0)	27,520	$115,081

Total Long-Term Investments (cost $28,443,026)		37,019,052

	Shares
Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $609,660)(w)	609,660	609,660

TOTAL INVESTMENTS 100.1% (cost $29,052,686)		37,628,712
Liabilities in excess of other assets (0.1)%		(31,207)

Net Assets 100.0%		$37,597,505

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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